HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares				Fair Value
	OPEN-END FUNDS — 42.9%
	ALTERNATIVE - 5.4%
540,193	AQR Long-Short Equity Fund, Class I			$ 8,653,891

	FIXED INCOME - 37.5%
14,755,617	Franklin High Income Fund, Class R6			25,084,549
988,661	Nuveen Floating Rate Income Fund, Class I			18,003,521
949,943	Nuveen High Yield Income Fund, Class I			16,662,002
				59,750,072

	TOTAL OPEN-END FUNDS (Cost $68,296,356)			68,403,963

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 28.9%
	U.S. TREASURY BILLS — 28.9%
559,000	United States Treasury Bill(a)	4.9800	07/11/24	555,893
45,775,000	United States Treasury Bill(a)	5.0200	07/18/24	45,474,888
				46,030,781

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $46,018,980)			46,030,781

Shares
	SHORT-TERM INVESTMENTS — 5.7%
	MONEY MARKET FUNDS - 5.7%
8,681,968	Fidelity Money Market Government Portfolio, Institutional Class, 5.20%(b)			8,681,968
354,505	First American Government Obligations Fund, Class X, 5.23%(b)(c)			354,505
	TOTAL MONEY MARKET FUNDS (Cost $9,036,473)			9,036,473

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,036,473)			9,036,473

	TOTAL INVESTMENTS - 77.5% (Cost $123,351,809)			$ 123,471,217
	OTHER ASSETS IN EXCESS OF LIABILITIES- 22.5%			35,750,465
	NET ASSETS - 100.0%			$ 159,221,682

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
197	CBOT Wheat Futures(c)	07/12/2024	$6,789,825	$6,683,225	$ (106,600)
57	CME E-Mini NASDAQ 100 Index Futures	06/21/2024	20,739,925	21,193,740	453,815
80	CME E-Mini Standard & Poor's 500 Index Futures	06/21/2024	20,835,012	21,182,000	346,988
29	COMEX Gold 100 Troy Ounces Futures(c)	08/28/2024	6,858,620	6,802,820	(55,800)
82	NYMEX Light Sweet Crude Oil Futures(c)	06/20/2024	6,577,638	6,313,180	(264,458)
					$ 373,945

(a)	Zero coupon bond; rate disclosed is the effective yield as of May 31, 2024.
(b)	Rate disclosed is the seven-day effective yield as of May 31, 2024.
(c)	All or a portion of this investment is a holding of the Hundredfold Select Alternative Fund Limited (HFSA Fund Limited).

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at May 31, 2024	Interest Rate Payable(1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
1,768,991	American Funds American High-Income Trust® Class F-3	$ 16,911,550	USD-SOFR plus 165 bp	5/17/2027	BRC	$ (93,993)
1,800,412	BlackRock Floating Rate Income Fund Class K	17,481,996	USD Federal Funds-H.15 plus 165 bp	6/30/2025	CIBC	(92,634)
940,265	BlackRock High Yield Municipal Fund Class K	8,387,168	USD-SOFR plus 165 bp	5/17/2027	BRC	(121,344)
1,763,464	Credit Suisse Strategic Income Fund Class I	16,717,635	USD-SOFR plus 165 bp	5/3/2027	BRC	12,992
1,769,384	Eaton Vance Floating-Rate Advantage Fund Class R6	17,782,306	USD-SOFR plus 165 bp	1/8/2027	BRC	8,293
3,689,818	Invesco Rochester® Municipal Opportunities Fund Class R6	24,906,273	USD-SOFR plus 165 bp	5/17/2027	BRC	(422,118)
3,882,175	Invesco Senior Floating Rate Fund Class R6	25,777,644	USD-SOFR plus 165 bp	11/3/2026	BRC	(286,502)
1,102,362	Nuveen Preferred Securities & Income Fund Class R6	16,855,118	USD-SOFR plus 165 bp	5/6/2027	BRC	39,608
2,115,869	PIMCO High Yield Fund Institutional Class	16,694,207	USD Federal Funds-H.15 plus 165 bp	6/30/2025	CIBC	(98,865)

					Total:	$ (1,054,563)
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	SOFR - Secured Overnight Financing Rate

	(1) Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.